Intangible Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets (Textual)
Platform development costs capitalized, research and development costs	$ 3,038	$ 3,958	$ 4,195
Amortization of intangible assets recognized in technology and content expenses	$ 580	$ 590	$ 580